FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities - Debt securities [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	£ 3,340
Exchange and other movements	63
Additions (repayments)	1,870
Financial assets that have been written off during the year	(29)
Ending Balance	5,244
Allowance for impairment losses		£ (6)
Total debt securities	3,340	5,238
Total financial assets at amortised cost		496,379
Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,669
Total debt securities	3,669
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	(329)
Total debt securities	(329)
Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,291
Exchange and other movements	77
Additions (repayments)	1,870
Ending Balance	5,238
Total debt securities	3,291	5,238
Total financial assets at amortised cost		452,524
Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	49
Exchange and other movements	(14)
Financial assets that have been written off during the year	(29)
Ending Balance	6
Allowance for impairment losses		(6)
Total debt securities	£ 49
Total financial assets at amortised cost		4,188
Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost		24,354
Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost		£ 15,313